INCOME TAXES - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits as of the beginning of the year	$ 5,033	$ 2,433	$ 862
Increases related to prior year tax provisions	182	383	197
Decrease related to prior year tax provisions	(888)	(247)
Increase related to current year tax provisions	1,812	2,464	1,374
Unrecognized tax benefits as of the end of the year	$ 6,139	$ 5,033	$ 2,433